Goodwill And Other Intangibles (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Goodwill acquired	$ 551	$ 556
Goodwill expected to be tax deductible	9
Goodwill	9,089	8,369	$ 7,889
Finite lived assets amortization expense	169	$ 130	$ 109
Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Goodwill acquired	522
Goodwill	6,500
Consulting Segment
Segment Reporting Information [Line Items]
Goodwill acquired	29
Goodwill	$ 2,600